111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  March 4, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust VIII (the “Trust”) (File Nos. 33-37972 and 811-5262) on behalf of MFS® Global Growth Fund and MFS® Income Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 59 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 26, 2026.

 Please call the undersigned at (617) 954-5655 or Vanessa Rodriguez-Jimenez at (617) 954-5831 with any questions you may have.

  Sincerely,

  /s/WILLIAM B. WILSON

  William B. Wilson

  Assistant Vice President and Senior Counsel